ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION
Schedule of Company's principal subsidiaries and its Affiliated PRC Entities

Details of the Company’s principal subsidiaries and its Affiliated PRC Entities as of December 31, 2013 are as follows:

Company	Date of incorporation	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Subsidiaries of the Company:
Queen’s Road Investment Management Limited (“Queen’s Road”)	August 6, 2010	Hong Kong	100%	Pay-for-performance services; Display advertising services
Beijing Qunar Software Technology Company Limited (“WFOE”)	October 10, 2006	PRC	100%	Pay-for-performance services
Joyful Dragon Group Limited (“Joyful Dragon”)	July 21, 2006	British Virgin Islands	100%	Dormant
Shanghai Qianlima Network Technology Co. Ltd., a wholly owned subsidiary of the WFOE	November 16, 2012	PRC	100%	Display advertising services
Affiliated PRC Entities
Qunar.com Beijing Information Technology Company Limited (“VIE”)	March 17, 2006	PRC	Nil	Display advertising services
Beijing JiaXin HaoYuan Information Technology Company Ltd. (“Jiaxinhaoyuan”), a wholly owned subsidiary of the VIE	August 26, 2010	PRC	Nil	Other services
Beijing JinDuYuanYou Information Technology Company Ltd. (“Jinduyuanyou”), a wholly owned subsidiary of the VIE	December 12, 2011	PRC	Nil	Pay-for-performance services
Qingdao Yi Lu Tong Xing International Travel Co., Ltd. (“Qingdao”), a wholly owned subsidiary of the VIE	April 12, 2012	PRC	Nil	Other services
Shenzhen Zhongchengtai Insurance Brokerage Co. Ltd. (“Zhongchengtai”), a wholly owned subsidiary of the VIE	September 9, 2013	PRC	Nil	Dormant

Schedule of carrying amounts and classifications of the assets and liabilities of Affiliated PRC Entities

	As of December 31,
	2012	2013
	RMB	RMB	US$
Current assets	209,484	481,709	79,573
Non-current assets	1,441	1,481	245

Total assets	210,925	483,190	79,818

Current liabilities	203,778	468,769	77,435
Non-current liabilities	1,491	3,125	516

Total liabilities	205,269	471,894	77,951

Schedule of financial performance and cash flows of Affiliated PRC Entities

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Revenues	59,589	80,344	82,474	13,624

Cost of revenues	19,950	32,743	45,298	7,483

Net income (loss)	5,678	(3,254)	4,966	820

Net cash provided by operating activities	1,439	33,038	41,181	6,803

Net cash used in investing activities	(713)	(1,553)	(961)	(159)

Net cash provided by (used in) financing activities	—	60,000	(50,000)	(8,259)